Condensed Consolidated Statements of Profit or Loss (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Profit or loss [abstract]
REVENUES	$ 3,131	$ 2,165
COST OF REVENUES	1,883	1,121
GROSS PROFIT	1,248	1,044
OPERATING EXPENSES:
Research and development expenses	1,483	793
Selling and marketing expenses	2,430	1,781
General and administrative expenses	2,588	1,495
Impairment of goodwill		800
Contingent consideration measurement	(434)	430
TOTAL OPERATING EXPENSES	6,067	5,299
OPERATING LOSS	4,819	4,255
FINANCIAL EXPENSE	183	55
FINANCIAL INCOME	(43)	(2,644)
FINANCIAL EXPENSE (INCOME), net	140	(2,589)
LOSS BEFORE TAXES ON INCOME	4,959	1,666
TAXES ON INCOME	(76)	(122)
NET LOSS FOR THE PERIOD	$ 4,883	$ 1,544
BASIC LOSS PER SHARE (IN DOLLARS) (in Dollars per share)	$ (0.2)	$ (0.31)
DILUTED LOSS PER SHARE (IN DOLLARS) (in Dollars per share)	$ (0.2)	$ (0.63)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING USED TO COMPUTE (IN THOUSANDS):
BASIC (in Shares)	24,637	4,982
DILUTED (in Shares)	24,637	6,973